Fair Value Calculation of Contingent Liability (Detail) (First Milestone - dosing of first patient, USD $)	Mar. 31, 2013	Dec. 31, 2012
First Milestone - dosing of first patient
Summary of Inputs used in calculation of contingent liability
Number of shares to be issued	250,000	250,000
Market price of our common stock	$ 0.68	$ 0.57
Probability of achievement of the First Milestone	100.00%	100.00%